UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-07816

Registrant Name:	PCM Fund Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 170.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.6%
Cactus Wellhead LLC
TBD% due 07/31/2020	$487	$467
iHeartCommunications, Inc.
TBD% due 01/30/2019	3,000	2,590
Sequa Corp.
TBD% due 06/19/2017	1,038	1,027

Total Loan Participations and Assignments (Cost $4,489)		4,084

CORPORATE BONDS & NOTES 21.4%
BANKING & FINANCE 4.2%
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)	740	815
CyrusOne LP
5.000% due 03/15/2024	7	7
5.375% due 03/15/2027	4	4
Exeter Finance Corp.
9.750% due 05/20/2019	800	766
Jefferies Finance LLC
7.500% due 04/15/2021 (j)	187	189
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)	1,000	1,018
Navient Corp.
5.875% due 03/25/2021	465	470
OneMain Financial Holdings LLC
6.750% due 12/15/2019	9	9
Springleaf Finance Corp.
5.250% due 12/15/2019	14	14
7.750% due 10/01/2021	150	160
8.250% due 12/15/2020 (j)	900	986
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)	1,836	416

		4,854

INDUSTRIALS 15.7%
BMC Software Finance, Inc.
8.125% due 07/15/2021	72	73
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(j)	1,017	1,020
BWAY Holding Co.
5.500% due 04/15/2024 (c)	27	27
7.250% due 04/15/2025 (c)	20	20
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(h)(j)	3,091	3,594
9.000% due 02/15/2020 ^(h)	179	209
California Resources Corp.
8.000% due 12/15/2022	83	68
Cardtronics, Inc.
5.500% due 05/01/2025 (c)	6	6
Charter Communications Operating LLC
5.375% due 05/01/2047 (c)	13	13
Chesapeake Energy Corp.
4.272% due 04/15/2019	10	10
Chobani LLC
7.500% due 04/15/2025 (c)	14	14
CommScope Technologies LLC
5.000% due 03/15/2027	12	12
Community Health Systems, Inc.
6.250% due 03/31/2023	32	33
CVS Pass-Through Trust
5.880% due 01/10/2028 (j)	1,298	1,458
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (j)	500	522
Dole Food Co., Inc.
7.250% due 06/15/2025 (c)	13	13
Dynegy, Inc.
8.034% due 02/02/2024	646	614
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(h)	1,900	1,263
Fresh Market, Inc.
9.750% due 05/01/2023 (j)	350	284
Gartner, Inc.
5.125% due 04/01/2025	10	10

Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	7	7
Hexion, Inc.
10.375% due 02/01/2022	10	10
13.750% due 02/01/2022	11	11
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (j)	1,700	1,623
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)	460	505
Scientific Games International, Inc.
10.000% due 12/01/2022 (j)	440	471
Sequa Corp.
7.000% due 12/15/2017	1,140	610
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)	2,290	2,296
Team Health Holdings, Inc.
6.375% due 02/01/2025	3	3
UAL Pass-Through Trust
6.636% due 01/02/2024 (j)	539	584
UCP, Inc.
8.500% due 10/21/2017	1,300	1,292
Westmoreland Coal Co.
8.750% due 01/01/2022 (j)	1,264	1,194

		17,869

UTILITIES 1.5%
Frontier Communications Corp.
11.000% due 09/15/2025 (j)	150	146
Sprint Corp.
7.125% due 06/15/2024	846	905
TerraForm Power Operating LLC
6.375% due 02/01/2023 (j)	600	627

		1,678

Total Corporate Bonds & Notes (Cost $24,017)		24,401

MUNICIPAL BONDS & NOTES 1.1%
ARKANSAS 0.4%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	425	421

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	840	806

Total Municipal Bonds & Notes (Cost $1,213)		1,227

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
4.532% due 07/25/2029	250	253
6.732% due 07/25/2029	230	241
Freddie Mac
0.000% due 04/25/2045 (b)(f)	516	449
0.100% due 05/25/2020 (a)	12,115	30
0.200% due 04/25/2045 (a)	1,136	4
0.564% due 01/25/2021 (a)	2,644	50
0.697% due 10/25/2020 (a)	8,588	175
3.615% due 06/25/2041 (a)(j)	10,500	1,375
5.982% due 08/25/2029	250	247
8.532% due 12/25/2027	449	507

Total U.S. Government Agencies (Cost $3,164)		3,331

NON-AGENCY MORTGAGE-BACKED SECURITIES 66.7%
Adjustable Rate Mortgage Trust
3.327% due 01/25/2036 ^	220	190
BAMLL Commercial Mortgage Securities Trust
4.110% due 12/15/2029	200	201
Banc of America Alternative Loan Trust
6.245% due 04/25/2037 ^	283	252
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046	267	266
Banc of America Funding Trust
2.982% due 12/20/2034	368	293
3.561% due 03/20/2036	132	119
5.806% due 03/25/2037 ^	143	125
7.000% due 10/25/2037 ^	799	503
Banc of America Mortgage Trust
3.392% due 11/25/2034	254	254
3.494% due 06/20/2031	438	446
3.530% due 06/25/2035	167	163

Barclays Commercial Mortgage Securities Trust
3.330% due 08/15/2027	900	874
BCAP LLC Trust
0.981% due 07/26/2036	87	68
BCRR Trust
5.858% due 07/17/2040 (j)	1,000	1,001
Bear Stearns ALT-A Trust
1.152% due 04/25/2037 (j)	1,038	895
3.125% due 09/25/2034	106	104
3.125% due 05/25/2036	53	41
3.135% due 11/25/2036 ^	952	778
3.140% due 08/25/2036 ^	718	670
3.220% due 05/25/2036 ^	349	273
3.449% due 01/25/2047	65	48
3.527% due 08/25/2036 ^	384	284
3.841% due 07/25/2035 ^	169	139
Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035	64	54
Bear Stearns Commercial Mortgage Securities Trust
5.716% due 04/12/2038	40	31
BRAD Resecuritization Trust
2.181% due 03/12/2021	2,271	143
6.550% due 03/12/2021	424	428
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	509	383
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	292	249
Citigroup Commercial Mortgage Trust
5.779% due 12/10/2049 (j)	1,464	1,466
Citigroup Mortgage Loan Trust, Inc.
3.207% due 11/25/2036 ^	198	170
3.231% due 10/25/2035	756	567
3.340% due 08/25/2035 ^	109	96
3.746% due 11/25/2035	1,885	1,065
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.212% due 09/25/2035 ^	243	199
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049	749	635
5.688% due 10/15/2048	900	498
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	49	49
Commercial Mortgage Asset Trust
6.000% due 11/17/2032	544	541
Commercial Mortgage Loan Trust
6.101% due 12/10/2049	748	447
Commercial Mortgage Pass-Through Certificates
4.750% due 10/15/2045 (j)	1,500	1,080
Commercial Mortgage Trust
5.505% due 03/10/2039 (j)	1,332	1,282
5.595% due 06/10/2046	394	338
6.140% due 07/10/2046	690	735
Countrywide Alternative Loan Trust
1.262% due 02/25/2037	312	258
1.272% due 02/25/2036 ^(j)	1,035	821
1.532% due 10/25/2037	5,835	1,686
1.638% due 12/25/2035 (j)	1,657	1,498
5.500% due 03/25/2035	721	571
6.000% due 11/25/2035 ^	199	87
6.000% due 04/25/2036 ^(j)	4,117	3,154
Countrywide Home Loan Mortgage Pass-Through Trust
1.622% due 03/25/2035	219	186
2.852% due 03/25/2046 ^(j)	1,273	724
3.015% due 09/20/2036 ^	172	138
3.140% due 09/25/2047 ^	774	720
3.309% due 02/20/2036 ^	17	15
6.000% due 05/25/2037 ^	380	319
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	87	94
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	310	225
6.000% due 07/25/2036 (j)	1,648	1,229
6.500% due 05/25/2036 ^	199	127
First Horizon Alternative Mortgage Securities Trust
3.083% due 08/25/2035 ^	73	15
First Horizon Mortgage Pass-Through Trust
3.178% due 04/25/2035	86	87
First Union National Bank Commercial Mortgage
6.750% due 10/15/2032	1,245	1,223
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (j)	1,700	1,692
GS Mortgage Securities Trust
1.418% due 08/10/2043 (a)	14,189	544
2.319% due 05/10/2045 (a)	5,108	381
5.622% due 11/10/2039 (j)	972	918
6.061% due 08/10/2043 (j)	1,670	1,766

GSR Mortgage Loan Trust
3.277% due 03/25/2047 (j)	1,902	1,727
HarborView Mortgage Loan Trust
1.228% due 01/19/2036	933	619
IndyMac Mortgage Loan Trust
1.782% due 11/25/2034	146	125
3.178% due 05/25/2036	216	151
3.434% due 06/25/2037 (j)	526	488
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036 (j)	1,435	1,257
JPMorgan Chase Commercial Mortgage Securities Corp.
1.428% due 03/12/2039 (a)	430	3
JPMorgan Chase Commercial Mortgage Securities Trust
0.491% due 02/15/2046 (a)	59,516	1,167
2.972% due 05/15/2045	2,200	1,070
4.000% due 08/15/2046	1,000	630
5.505% due 01/12/2043	284	286
5.794% due 02/12/2051	631	636
5.829% due 02/12/2049 (j)	289	289
6.450% due 05/12/2034 (j)	670	675
JPMorgan Commercial Mortgage-Backed Securities Trust
5.836% due 03/18/2051 (j)	3,790	3,793
JPMorgan Mortgage Trust
3.198% due 07/25/2035	116	116
LB Commercial Mortgage Trust
5.600% due 10/15/2035	8	8
6.052% due 07/15/2044 (j)	676	679
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040	1,200	1,178
5.407% due 11/15/2038 (j)	382	295
5.562% due 02/15/2040 (j)	719	537
5.757% due 02/15/2040	200	198
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	386	377
5.884% due 04/25/2036	240	213
6.000% due 05/25/2037 ^	495	478
MASTR Adjustable Rate Mortgages Trust
3.263% due 11/25/2035 ^	602	454
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	573	553
Merrill Lynch Mortgage Investors Trust
1.402% due 07/25/2030	246	227
1.642% due 11/25/2029	143	139
3.020% due 11/25/2035	220	220
Merrill Lynch Mortgage Trust
5.841% due 06/12/2050 (j)	1,800	1,771
Morgan Stanley Capital Trust
0.409% due 11/12/2049 (a)	6,752	38
5.399% due 12/15/2043	870	705
5.777% due 04/15/2049 (j)	1,932	1,926
5.809% due 12/12/2049 (j)	332	334
5.942% due 06/11/2049	500	474
Morgan Stanley Mortgage Loan Trust
3.375% due 01/25/2035 ^	288	106
6.000% due 08/25/2037 ^	321	272
Morgan Stanley Resecuritization Trust
3.308% due 03/26/2037	5,469	5,060
Regal Trust
2.116% due 09/29/2031	142	133
Residential Accredit Loans, Inc. Trust
4.306% due 01/25/2036 ^	488	394
6.000% due 08/25/2035 ^	313	287
6.500% due 09/25/2037 ^	330	286
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	267	174
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	323	309
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051	2,744	2,755
Structured Adjustable Rate Mortgage Loan Trust
3.233% due 09/25/2036 ^	286	253
3.267% due 04/25/2036 ^(j)	475	374
3.281% due 01/25/2036 ^	410	311
3.316% due 11/25/2036 ^	105	103
Structured Asset Mortgage Investments Trust
1.192% due 08/25/2036 ^	1,063	907
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	180	145
Wachovia Bank Commercial Mortgage Trust
1.049% due 10/15/2041 (a)	1,171	0
WaMu Commercial Mortgage Securities Trust
4.321% due 03/23/2045	85	85
WaMu Mortgage Pass-Through Certificates Trust
1.472% due 06/25/2044	639	560
2.116% due 11/25/2046	576	522
2.770% due 12/25/2036 ^(j)	484	459

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(j)	1,753	1,301
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	40	40
Wells Fargo-RBS Commercial Mortgage Trust
0.801% due 02/15/2044 (a)(j)	17,890	437

Total Non-Agency Mortgage-Backed Securities (Cost $69,393)		76,030

ASSET-BACKED SECURITIES 64.2%
Airspeed Ltd.
1.182% due 06/15/2032	670	556
Asset-Backed Securities Corp. Home Equity Loan Trust
2.077% due 02/25/2035 (j)	3,374	2,852
2.707% due 12/25/2034 (j)	1,933	1,758
4.226% due 06/21/2029	152	148
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028	421	506
Bayview Financial Acquisition Trust
1.263% due 12/28/2036	159	155
Bear Stearns Asset-Backed Securities Trust
1.362% due 04/25/2036 (j)	2,869	2,035
1.362% due 06/25/2036	21	20
3.041% due 07/25/2036	339	322
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	1,185	552
Centex Home Equity Loan Trust
1.732% due 01/25/2035 (j)	1,643	1,350
Citigroup Mortgage Loan Trust, Inc.
1.142% due 12/25/2036 (j)	1,810	1,118
1.202% due 12/25/2036	945	509
1.242% due 03/25/2037 (j)	4,496	3,507
1.432% due 11/25/2045 (j)	5,300	5,221
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	380	270
9.163% due 03/01/2033	929	862
Countrywide Asset-Backed Certificates
1.112% due 12/25/2036 ^(j)	1,409	1,397
1.122% due 06/25/2035 (j)	2,935	2,325
1.122% due 06/25/2047 ^(j)	3,277	2,526
1.132% due 04/25/2047 (j)	1,351	1,271
1.182% due 06/25/2037 ^(j)	920	682
1.222% due 05/25/2036 (j)	8,903	4,741
2.632% due 06/25/2035 (j)	4,000	3,456
Countrywide Asset-Backed Certificates Trust
1.252% due 09/25/2046	5,000	2,311
EMC Mortgage Loan Trust
1.828% due 05/25/2040	675	596
2.071% due 02/25/2041	344	338
Fremont Home Loan Trust
1.162% due 04/25/2036	1,351	1,207
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029	132	112
GSAMP Trust
2.782% due 06/25/2035 (j)	2,200	1,863
HSI Asset Securitization Corp. Trust
1.092% due 04/25/2037 (j)	4,240	2,468
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.222% due 04/25/2037 (j)	5,457	3,508
Keystone Owner Trust
9.000% due 01/25/2029	56	36
Lehman XS Trust
5.420% due 11/25/2035 ^	250	251
MASTR Asset-Backed Securities Trust
1.092% due 08/25/2036 (j)	3,669	2,001
Morgan Stanley ABS Capital, Inc. Trust
1.762% due 12/25/2034	195	164
National Collegiate Commutation Trust
0.000% due 03/25/2038	3,500	1,566
People’s Financial Realty Mortgage Securities Trust
1.112% due 09/25/2036	1,599	508
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^(j)	4,224	2,582
Residential Asset Mortgage Products Trust
1.722% due 09/25/2032	43	39
2.077% due 12/25/2033	726	680
Residential Asset Securities Corp. Trust
1.442% due 06/25/2031 (j)	1,548	1,472
1.672% due 08/25/2035 (j)	4,350	3,395
Securitized Asset-Backed Receivables LLC Trust
1.432% due 10/25/2035 (j)	5,500	4,700
1.627% due 01/25/2035 (j)	1,641	1,457
SoFi Professional Loan Program LLC
0.000% due 03/25/2036	10	344
0.000% due 01/25/2039	1,000	637
0.000% due 05/25/2040	1,000	522

Southern Pacific Secured Asset Corp.
1.322% due 07/25/2029	16	16
Structured Asset Investment Loan Trust
2.707% due 10/25/2034 (j)	1,986	1,721
5.482% due 10/25/2033	68	64
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	471	463
UPS Capital Business Credit
3.945% due 04/15/2026	1,856	37

Total Asset-Backed Securities (Cost $72,503)		73,197

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
SemGroup Corp. ‘A’	2,654	96

UTILITIES 0.0%
Warren Resources, Inc.	7,681	28

Total Common Stocks (Cost $1,062)		124

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	26,160	15

Total Warrants (Cost $69)		15

SHORT-TERM INSTRUMENTS 10.2%
REPURCHASE AGREEMENTS (i) 0.9%		970

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 7.3%
Federal Home Loan Bank
0.541% due 04/17/2017 (f)(g)	$1,100	1,100
0.700% due 04/05/2017 (f)(g)	2,300	2,300
0.720% due 04/07/2017 (f)(g)	1,000	1,000
0.730% due 04/17/2017 (f)(g)	800	800
0.751% due 04/17/2017 (f)(g)	2,800	2,799
0.761% due 04/21/2017 (f)(g)	300	300

		8,299

U.S. TREASURY BILLS 2.0%
0.485% due 04/20/2017 - 04/27/2017 (e)(f)(m)	2,267	2,266

Total Short-Term Instruments (Cost $11,535)		11,535

Total Investments in Securities (Cost $187,445)		193,944

Total Investments 170.2% (Cost $187,445)		$193,944
Financial Derivative Instruments (k)(l) (1.7)% (Cost or Premiums, net $(2,017))		(1,918)
Other Assets and Liabilities, net (68.5)%		(78,078)

Net Assets Applicable to Common Shareholders 100.0%		$113,948

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.960%	03/31/2017	04/03/2017	$100	U.S. Treasury Notes 1.750% due 12/31/2020	$(103)	$100	$100
SSB	0.050	03/31/2017	04/03/2017	870	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(889)	870	870

Total Repurchase Agreements						$(992)	$970	$970

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.250%	03/17/2017	TBD	(4)	$(547)	$(547)
	1.400	03/17/2017	TBD	(4)	(2,142)	(2,143)
	2.249	01/05/2017	04/05/2017		(286)	(287)
	2.497	01/03/2017	04/03/2017		(4,133)	(4,159)
	2.555	03/01/2017	06/01/2017		(899)	(901)
	2.564	03/02/2017	06/02/2017		(2,934)	(2,941)
	2.648	04/03/2017	07/03/2017		(4,090)	(4,090)
BPS	2.884	01/11/2017	07/10/2017		(1,401)	(1,410)
DEU	2.030	02/23/2017	05/24/2017		(1,223)	(1,226)
	2.050	02/07/2017	05/09/2017		(753)	(755)
	2.050	03/02/2017	05/30/2017		(1,118)	(1,120)
GSC	2.162	03/14/2017	04/17/2017		(780)	(781)
JPS	2.564	03/01/2017	06/01/2017		(1,097)	(1,100)
MSC	1.920	01/19/2017	04/19/2017		(3,501)	(3,515)
	2.784	02/06/2017	05/08/2017		(1,366)	(1,372)
RBC	2.644	02/07/2017	08/07/2017		(2,697)	(2,708)
	2.730	03/13/2017	09/13/2017		(1,526)	(1,528)
	2.730	03/20/2017	09/20/2017		(2,075)	(2,077)
RDR	1.490	02/22/2017	05/23/2017		(752)	(753)
	1.880	02/03/2017	05/02/2017		(679)	(681)
RTA	2.209	04/15/2016	04/13/2017		(2,566)	(2,622)
	2.224	05/09/2016	05/08/2017		(2,643)	(2,697)
	2.227	05/12/2016	05/11/2017		(5,422)	(5,531)
	2.230	05/09/2016	05/08/2017		(1,474)	(1,504)
	2.345	07/26/2016	07/25/2017		(2,856)	(2,903)
	2.543	11/14/2016	05/15/2017		(697)	(704)
	2.559	10/07/2016	10/06/2017		(2,678)	(2,712)
	2.568	11/09/2016	11/08/2017		(2,739)	(2,767)
	2.574	11/28/2016	05/26/2017		(634)	(640)
	2.813	02/03/2017	01/31/2018		(1,715)	(1,723)
	2.918	03/14/2017	03/08/2018		(2,261)	(2,265)
SAL	1.848	01/05/2017	04/05/2017		(1,361)	(1,367)
	1.937	02/16/2017	05/16/2017		(423)	(424)
	1.985	02/02/2017	05/02/2017		(1,943)	(1,949)
SOG	1.600	02/27/2017	05/30/2017		(902)	(903)
	1.700	03/15/2017	06/15/2017		(1,439)	(1,440)
	2.665	01/10/2017	07/10/2017		(1,014)	(1,020)
	2.689	11/15/2016	05/15/2017		(526)	(528)
	2.759	03/09/2017	04/25/2017		(1,103)	(1,105)
UBS	1.890	01/20/2017	04/21/2017		(934)	(938)
	1.920	03/14/2017	04/12/2017		(1,905)	(1,907)
	1.920	03/14/2017	06/14/2017		(662)	(663)
	1.990	01/20/2017	04/21/2017		(1,197)	(1,202)
	2.500	02/22/2017	05/23/2017		(3,756)	(3,766)
	2.534	02/03/2017	05/03/2017		(1,681)	(1,688)
	2.534	02/09/2017	05/09/2017		(2,890)	(2,901)
	2.550	02/22/2017	05/23/2017		(1,706)	(1,711)

Total Reverse Repurchase Agreements						$(83,674)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(81,212) at a weighted average interest rate of 2.081%.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $113,293 and cash of $538 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Sprint Communications, Inc.	5.000%	12/20/2021	2.818%	$300	$28	$20	$0	$0

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2023	$60,000	$(1,506)	$(2,636)	$76	$0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	3,200	(170)	(247)	6	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046	1,600	42	238	0	(2)
Receive	3-Month USD-LIBOR	1.500	12/21/2021	1,500	(31)	(54)	1	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036	22,800	392	2,666	0	(34)

					$(1,273)	$(33)	$83	$(36)

Total Swap Agreements					$(1,245)	$(13)	$83	$(36)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cash of $1,429 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	05/11/2063	$300	$(16)	$(22)	$0	$(38)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	600	(69)	(30)	0	(99)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	300	(38)	3	0	(35)
FBF	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	100	(16)	0	0	(16)
GST	ABX.HE.AA.6-1 Index	0.320	07/25/2045	6,242	(1,242)	240	0	(1,002)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,593	(308)	31	0	(277)
	CMBX.NA.A.6 Index	2.000	05/11/2063	500	(25)	(1)	0	(26)
	CMBX.NA.BB.6 Index	5.000	05/11/2063	300	(41)	(20)	0	(61)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	700	(39)	(50)	0	(89)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	100	(5)	(4)	0	(9)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	700	(87)	5	0	(82)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	1,200	(69)	(84)	0	(153)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	300	(13)	(14)	0	(27)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	100	(12)	(4)	0	(16)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	300	(37)	2	0	(35)

					$(2,017)	$52	$0	$(1,965)

Total Swap Agreements					$(2,017)	$52	$0	$(1,965)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $1,997 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,057	$1,027	$4,084
Corporate Bonds & Notes
Banking & Finance	0	4,088	766	4,854
Industrials	0	16,577	1,292	17,869
Utilities	0	1,678	0	1,678
Municipal Bonds & Notes
Arkansas	0	421	0	421
West Virginia	0	806	0	806
U.S. Government Agencies	0	3,331	0	3,331
Non-Agency Mortgage-Backed Securities	0	75,459	571	76,030
Asset-Backed Securities	0	70,055	3,142	73,197
Common Stocks
Energy	96	0	0	96
Utilities	0	0	28	28
Warrants
Utilities	15	0	0	15
Short-Term Instruments
Repurchase Agreements	0	970	0	970
Short-Term Notes	0	8,299	0	8,299
U.S. Treasury Bills	0	2,266	0	2,266

Total Investments	$111	$187,007	$6,826	$193,944

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$83	$0	$83

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(36)	0	(36)
Over the counter	0	(1,965)	0	(1,965)

	$0	$(2,001)	$0	$(2,001)

Total Financial Derivative Instruments	$0	$(1,918)	$0	$(1,918)

Totals	$111	$185,089	$6,826	$192,026

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$333	$0	$(4)	$1	$0	$136	$1,028	$(467)	$1,027	$0
Corporate Bonds & Notes
Banking & Finance	2,089	0	(1,435)	6	16	90	0	0	766	10
Industrials	1,309	0	0	1	(4)	(14)	0	0	1,292	(18)
Non-Agency Mortgage-Backed Securities	697	0	(29)	0	(548)	451	0	0	571	(47)
Asset-Backed Securities	73	2,971	0	57	0	41	0	0	3,142	42
Common Stocks
Utilities	0	988	0	0	0	(960)	0	0	28	(960)
Warrants
Industrials	0	0	0	0	(12)	12	0	0	0	0

Totals	$4,501	$3,959	$(1,468)	$65	$(548)	$(244)	$1,028	$(467)	$6,826	$(973)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,027	Third Party Vendor	Broker Quote	99.000
Corporate Bonds & Notes
Banking & Finance	766	Reference Instrument	Spread movement	204.000	bps
Industrials	1,292	Proxy Pricing	Base Price	99.500
Non-Agency Mortgage-Backed Securities	571	Proxy Pricing	Base Price	6.300 -100.800
Asset-Backed Securities	3,142	Proxy Pricing	Base Price	1.994 - 3,440.217
Common Stocks
Utilities	28	Other Valuation Techniques (2)	—	—

Total	$6,826

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (‘NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 187,445	$ 14,285	$ (7,786)	$ 6,499

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	RBC	Royal Bank of Canada	UBS	UBS Securities LLC
GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBD	To Be Determined
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017